Income taxes	12 Months Ended
Dec. 31, 2023
Income taxes
Income taxes

14.         Income taxes

(a)         Corporate income tax (“CIT”)

Under the current law of the Cayman Islands, the Company is not subject to income tax and withholding tax.

The Company’s PRC subsidiaries are subject to income tax at the statutory rate of 25% in accordance with PRC corporate income tax laws and regulations. Further, under the same tax laws and regulations, dividends paid by PRC enterprises out of profits earned post-2007 to non-PRC tax resident investors are subject to PRC dividend withholding tax of 10%. A lower withholding tax rate may be applied based on applicable tax treaties with certain jurisdictions.

The Company’s HK subsidiaries are subject to income tax at the statutory rate of 16.5% in accordance with the HK profits tax laws and regulations. The Company did not make any provisions for Hong Kong Profits Tax as there were no assessable profits arising in or derived from Hong Kong for any of the periods presented. Under the Hong Kong tax law, the Company’s HK subsidiaries are exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

The Company’s U.S. subsidiaries are subject to income tax at the statutory rate of 21% in accordance with US corporate income tax laws and regulations. Dividends and interests paid by US enterprises to non-U.S. tax resident enterprises are subject to US withholding tax of 30%.

Income before income tax expense consisted of:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
PRC	(274,761,993)	(33,822,942)	43,313,793
Non-PRC	(145,780,649)	(215,618,321)	42,493,369
Total	(420,542,642)	(249,441,263)	85,807,162

Income tax expense for the years ended December 31, 2021, 2022 and 2023 is summarized as follows:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
Current:
CIT tax (benefit)/expense	15,227,110	42,948,974	75,387,486
LAT expense	39,101,310	26,862,350	70,422,049
Deferred tax expense/(benefit)	(61,608,948)	(60,569,862)	(90,534,084)
Income tax expense/(benefit)	(7,280,528)	9,241,462	55,275,451

The Group’s income tax expense differs from the tax expense computed by applying PRC statutory CIT rate of 25% for the years ended December 31, 2021, 2022 and 2023 as follows:

	Year ended December 31,
	2021	2022	2023
	US$	US$	US$
CIT at rate of 25%	(105,135,661)	(62,360,316)	21,451,790
Tax effect of non-taxable income	(3,729,808)	(20,815,682)	(7,508,336)
Tax effect of non-deductible expenses	55,981,806	8,849,339	(3,025,167)
Unrecognized tax benefits	—	—	(12,673,506)
LAT expense	39,101,310	26,862,350	70,422,049
CIT benefit of LAT	(9,775,327)	(6,715,587)	(17,605,512)
Changes in valuation allowance	13,925,825	31,860,999	24,493,566
International rate differences	14,983,887	42,918,080	(18,620,948)
Dividend and interest withholding taxes	(17,148,376)	889,259	(321,096)
Adjustment of estimated income tax accruals	3,085,497	(8,220,977)	(1,315,644)
Others	1,430,320	(4,026,003)	(21,745)
Income tax expense/(benefit)	(7,280,528)	9,241,462	55,275,451

(b)          Unrecognized tax benefit

The following table summarizes the activities related to the Group’s unrecognized tax benefits:

	2021	2022	2023
	US$	US$	US$
Balance at January 1	101,198,970	130,560,908	135,562,075
Additions for tax positions of current year	29,025,853	6,295,454	23,209,764
Reclassification from prior year tax payable	—	—	—
Reductions for tax positions of prior years	—	—	(42,880,080)
Movement in current year due to foreign exchange rate fluctuation	336,085	(1,294,287)	(12,844,072)
Balance at December 31	130,560,908	135,562,075	103,047,687

The movement in the liability for unrecognized tax benefits in 2021 included an amount of US$25,287,932 and related late payment interest of US$3,128,988, which were due to deemed interest income from subsidiaries of the Company during the year, related late payment interests of US$608,933, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2018 tax return filed in 2019.

The movement in the liability for unrecognized tax benefits in 2022 included an amount of US$10,042,468 and write off related late payment interest of US$4,304,458, which were due to deemed interest income from subsidiaries of the Company during the year, related late payment interests of US$557,444, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2018 tax return filed in 2019.

The movement in the liability for unrecognized tax benefits in 2023 included an amount of US$23,939,130 and related late payment interest of US$996,540, which were due to deemed interest income from subsidiaries of the Company during the year, write off related late payment interests of US$1,725,906, which were due to an uncertain tax position in respect of an investment loss deduction claimed in the 2018 tax return filed in 2019.

As of December 31, 2021, 2022 and 2023, unrecognized tax benefits of US$13,678,371, US$13,279,620 and US$12,673,506, respectively, if ultimately recognized, will impact the effective tax rate. The Group anticipates new unrecognized tax benefits, related to tax positions similar to those giving rise to its existing unrecognized tax benefits, to originate after December 31, 2023. It is possible that the amount of uncertain tax positions will change in the next twelve months, however, an estimate of the range of the possible outcomes cannot be made at this time.

The Group’s income tax returns for fiscal year 2009 through fiscal year 2023 remain open to potential examination. In addition, local tax authorities may exercise broad discretion in applying the tax law, thus potentially exposing the subsidiaries to audits of tax years outside the general statute of limitations.

(c)          LAT

LAT is applicable at progressive tax rates ranging from 30% to 60% on the appreciation of land values, with an exemption provided for the sales of ordinary residential properties if the appreciation values do not exceed certain thresholds specified in the relevant tax laws.

For all periods presented, the Group has made provision for LAT with respect to properties sold up to the respective reporting date in accordance with the requirements set forth in the relevant PRC tax laws and regulations.

(d)          Deferred tax

The tax effects of temporary differences that give rise to the Group’s deferred tax assets and liabilities as of December 31, 2022 and 2023 are as follows:

	December 31,	December 31,
	2022	2023
	US$	US$
Deferred tax assets:
Tax loss carried forward	94,579,348	65,880,222
Accruals and provisions	122,380,636	126,741,964
Capitalized expenses	78,506,854	84,831,071
Revenue recognition at a point in time less tax paid under deemed profit method	(28,086,617)	(32,803,744)
Revenue recognition of real estate lease income on a straight-line basis	322,923	(1,572,986)
Deemed interest expense	115,181,923	96,240,973
Operating lease liability	1,772,742	641,645
Less: Valuation allowance	(18,168,615)	(18,099,350)
Total deferred tax assets, net of valuation allowance	366,489,194	321,859,795
Deferred tax liabilities:
Revenue recognition over time	(149,855,853)	(85,213,884)
Taxable temporary differences arising from asset acquisitions	(294,617,076)	(256,323,009)
Dividend and interest withholding taxes	(46,048,264)	(44,200,493)
Operating lease right-of-use assets	(1,426,996)	(403,906)
Total deferred tax liabilities	(491,948,189)	(386,141,292)

Certain of the Company’s PRC subsidiaries have PRC tax net operating loss carry forwards of US$245.5 million (2022: US$361.6 million), which will expire in 1 to 10 years, if unutilized. Losses incurred in the U.S. amounting to US$21.5 million (2022: US$21.5 million) can be carried forward for 20 years, and US$11.2 million (2022: US$11.2 million) have an indefinite carryforward period.

During 2022 and 2023, the Company has considered its operational funding needs, future development initiatives and its dividend distribution plan and is permanently reinvesting all but US$459.5 million and US$470.0 million of its PRC subsidiaries earnings as at December 31, 2022 and 2023, respectively. Accordingly, the Company accrued deferred income tax liabilities of US$45.9 million and US$47.0 million for the withholding tax liability associated with the distribution of retained earnings that are not permanently reinvested as at December 31, 2022 and 2023, respectively. As of December 31, 2022 and 2023, the total amount of undistributed earnings from the Company’s PRC subsidiaries that are considered to be permanently reinvested were nil, and the related unrecognized deferred tax liabilities were approximately nil. The Company’s remaining subsidiaries do not have retained earnings for all the periods presented.

In assessing the ability to realize the deferred tax assets, the Group has considered whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Accordingly, the Group recorded valuation allowances amounting US$18,168,615 and US$18,099,350 as of December 31, 2022 and 2023, respectively.